Cash and Cash Equivalents - Schedule of Percentage of Bank Held Cash and Cash Equivalents Split by Currency (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CHF [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	1.00%	2.00%
USD [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	96.00%	87.00%
EUR [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	1.00%	11.00%
GBP [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	1.00%	0.00%